Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation
Schedule of Group's share-based compensation expense

	Year Ended December 31,
	(Amounts in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Share options	21,837	18,081	24,195	3,508
Non-vested restricted shares	37,952	32,956	18,105	2,625
Total share-based compensation	59,789	51,037	42,300	6,133

Schedule of Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted

2022
Average risk-free rate of return	3.0~4.1%
Weighted average expected option life	7.85	years
Estimated volatility	67.1~67.5%
Average dividend yield	Nil

Schedule of summarizes option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB	Years	RMB
Outstanding as of January 1, 2022	433,968	474.97	7.9	18,389
Granted	558,935	198.71
Exercised	(6,009)	257.59
Forfeited or expired	(61,421)	460.62
Outstanding as of December 31, 2022	925,473	310.49	8.4	8,379
Exercisable as of December 31, 2022	242,581	401.05	6.0	—

Schedule of summary of non-vested restricted share activity

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares	value
		RMB
Non-vested as of January 1, 2022	150,834	324.12
Granted	4,000	224.85
Vested	(32,312)	493.62
Forfeited	(32,667)	427.29
Non-vested as of December 31, 2022	89,855	300.59